Property Plan and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized	$ 1.8	$ 0.0
Capitalized borrowing rate	2.14%
Carrying amount of asset acquired under finance leases	$ 535.5	$ 463.4
Useful lives of property and equipment		The Company concluded that airframe and engines are now expected to remain in operation for 27 years from the purchase date. As consequence the expected useful life of the fleet decreased by 3 years.
Effects of changes on actual and expected depreciation expense	11.8
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Advance payments on aircraft purchase contracts	192.2	$ 34.7
Carrying value pledged as collateral obligation	$ 1,700.0